EXPLORATION AND EVALUATION ASSETS - Narrative (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions						12 Months Ended
	Nov. 29, 2018	Dec. 08, 2017	Nov. 27, 2017	Jun. 20, 2017	May 08, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 12, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Assets						$ 3,961.0	$ 3,966.9
Reversal of impairment charges						0.0	524.1
Payments for upward adjustment to resource allocations						8.2	5.0
Payment of finance lease obligations						(1.2)	(0.1)
Contingently Issuable Shares to the Government of Suriname
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares authorised	1,042		3,125
Number of shares issued			1,042
Shares issued during period, price per share (in dollars per share)	$ 3.11
Shares issued, closing price measurement period	20 days
Payment of finance lease obligations	$ 3.2
Exploration and evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Acquired Exploration and evaluation assets						3.2	52.5
Suriname Property
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares authorised			3,125						3,125
Number of shares issued			1,042
Issuance of common shares			$ 5.9
Saramacca Project
Disclosure of detailed information about property, plant and equipment [line items]
Assets						64.6	37.1
Payments for upward adjustment to resource allocations		$ 5.0
Upward adjustment to resource allocations, amounts payable		$ 5.0
Saramacca Project | Exploration and evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Acquired Exploration and evaluation assets						3.2	15.9	$ 10.0
Exploration and evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment charges						0.0	400.0
Disposal Of Interest In Cote Gold Project
Disclosure of detailed information about property, plant and equipment [line items]
Assets						$ 417.7	$ 395.7
Proportion of ownership interest sold in joint venture				30.00%	30.00%	30.00%	30.00%